Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of components of income tax expense
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Current income tax:
Current income tax charge	2,374	704	9
Adjustments in respect of current income tax of prior years	(7)	-	47

Deferred tax:
Origination and reversal of temporary differences	(292)	1,247	8
Effect of tax rate change	-	(131)	(1)
Adjustment in respect of prior years	-	(132)	(1)
Income tax charge for the year	2,075	1,688	62

Schedule of income tax expense appearing in the consolidated statement of income relate
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Income tax expense for IGI Labuan – current year	66	-	5
Corporate tax for IGI Casablanca (Representative Office) – current year	6	4	4
Corporate tax for IGI Casablanca (Representative Office) – prior years	-	-	4
Income tax credits for North Star Underwriting Limited – current year	(9)	-	-
Income tax expense for IGI UK – current year	2,311	700	-
Income tax credit for IGI UK – prior years	(7)	-	-
Income tax expense for I.G.I Underwriting – prior years	-	-	43
Addition of deferred tax assets for a subsidiary	-	984	6
Release of deferred tax liabilities for a subsidiary	(292)	-	-
Income tax charge for the year	2,075	1,688	62

Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
The Group profit before tax	33,744	25,253	25,604
Less: Profit related to non-taxable subsidiaries	(21,526)	(15,380)	(26,487)
Profit (Loss) before tax for IGI UK – entities subject to corporate taxation	12,218	9,873	(883)
Profit (Loss) multiplied by the standard rate of tax in the UK of 19% (2019:19%) (2018: 19%)	2,322	1,876	(168)

Net disallowed expenditure	(34)	50	181
Fixed asset temporary differences not recognized for deferred tax	14	18	(11)
Other temporary differences not recognized for deferred tax	9	3	6
Adjustment in respect of prior years	(7)	(132)	46
Income tax credits for North Star Underwriting Limited – current year	(9)	-	-
IGI Labuan and IGI Casablanca current year tax charges	72	4	9
Release of deferred tax liabilities for a subsidiary	(292)	-	-
Effect of rate change to 17%	-	(131)	(1)
Income tax charge for the year	2,075	1,688	62

Schedule of the movement on the deferred tax assets
	2020	2019
	USD ‘000	USD ‘000
Balance at beginning of the year	(347)	639
Deferred tax prior year adjustment	-	132
Arising during the year	292	(1,247)
Effect of rate change to 17%	-	131
Others	-	(2)
Ending balance	(55)	(347)